Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

1-8198

05067299

NYSE

RECD S.E.C.
SEP 27 2005
1086

September 27, 2005

PROCESSED
SEP 28 2005
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC FINANCE CORPORATION, Floating Rate Notes due September 15, 2008, 4.625% Notes due September 15, 2010 and Floating Rate Notes due September 14, 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 27, 2005. Tentative listing date – Not yet determined.

Sincerely,

354964